Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Schedule of Black-Scholes option pricing model with weighted average assumptions

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

For the Year Ended
March 31, 2016
Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Schedule of the option activity

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – April 1, 2015	—	$—
Exercisable –April 1, 2015	—	—
Granted	160,000	1.50
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – March 31, 2016	160,000	$1.50
Exercisable – March 31, 2016	—	$—

Schedule of resricted shares

The following is a summary of restricted shares:

				Stock-based Compensation Expense
					For the Period from
				For the Year Ended	May 12, 2014 (Inception) through	Unrecognized Compensation
Grant Date	Shares Issued	Fair Value	Shares Vested	March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015
June 2014	307,876	$381,779	96,211	$115,045	$3,916	$262,818	$269,134
July 2014	32,408	2,090	9,452	486	363	1,241	1,727
August 2014	81,020	169,986	21,943	41,687	807	127,492	119,756
September 2014	129,633	74,339	32,408	19,981	1,133	53,225	53,437
March 2015	72,918	153,663	-	24,444	-	129,219	109,184
June 2015	293,000	439,500	-	84,839	-	354,661	-
November 2015	36,200	54,300	-	7,993	-	46,307	-
December 2015	300,000	590,300	-	151,179	-	439,121	-
January 2016	40,000	68,000	-	7,829	-	60,171	-
March 2016	60,000	126,600	-	12,133	-	114,467	-

	1,353,055	$2,060,557	160,014	$465,616	$6,219	$1,588,722	$553,238